Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Compensation
Schedule of share-based compensation expense

Included in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2025	2024
Equity-settled plans	13	13
Cash-settled plans	460	497
Total share-based compensation expense	473	510

Schedule of liability recognized for share-based compensation

Included in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2025	2024
Current liability	495	487
Long-term liability (note 21)	328	334
Total Liability	823	821

Schedule of weighted average fair value of options granted during the period and the weighted average assumptions used in their determination

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are noted below:

	2025	2024
Annual dividend per share (dollars)	2.31	2.22
Risk-free interest rate	2.75%	3.57%
Expected life	4.4 years	4.4 years
Expected volatility	35%	45%
Weighted average fair value per option (dollars)	12.52	13.09

Summary of activity of stock option plans

Stock option plan activities:

	2025		2024
		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	8 135	40.11	17 036	39.32
Granted	1 231	56.58	1 195	45.91
Exercised as options for common shares	(4 510)	40.08	(9 796)	39.33
Forfeited/expired	(102)	48.22	(300)	43.78
Outstanding, end of year	4 754	44.23	8 135	40.11
Exercisable, end of year	2 577	38.20	5 966	38.66

Schedule of exercise price ranges and weighted average remaining contractual lives

For the options outstanding at December 31, 2025, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-38.55	942	2	30.91	942	30.91
38.56-43.52	970	2	39.28	894	39.31
43.53-45.74	679	4	45.49	422	45.49
45.75-56.43	974	5	46.04	294	46.13
56.44-61.17	1 189	6	56.62	25	56.58
Total	4 754	4	44.23	2 577	38.20

Summary of common shares available for granting future options	Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2025	2024
	25 302	26 430

Share Units
Share Based Compensation
Summary of activity of equity awards

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2023	2 314	26 530	1 169
Granted	616	6 379	138
Redeemed for cash	(824)	(12 570)	(418)
Forfeited/expired	(210)	(870)	—
Outstanding, December 31, 2024	1 896	19 469	889
Granted	1 040	5 038	136
Redeemed for cash	(1 217)	(7 877)	(211)
Forfeited/expired	(48)	(84)	—
Outstanding, December 31, 2025	1 671	16 546	814